Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income taxes
Income taxes consist of the following:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Current tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	12	22	30	34
Deferred tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	(7)	(61)	(22)	(4)
Total tax expense/(benefit)	5	(39)	8	30
Effective tax rate	(0.1)%	3.1%	(1.3)%	(0.8)%

Schedule of income tax reconciliation
The income taxes for the year ended December 31, 2020 (Successor), the year ended December 31, 2019 (Successor), the period from July 2, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through July 1, 2018 (Predecessor) differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Effect of change on unrecognized tax benefits	(1)	(6)	49	12
Effect of unremitted earnings of subsidiaries	(2)	(17)	(10)	—
Effect of taxable income in various countries	8	(16)	(31)	18
Total tax expense/(benefit)	5	(39)	8	30

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

(In $ millions)	December 31, 2020	December 31, 2019
Pensions and stock options	1	2
Provisions	31	30
Net operating losses carried forward	251	259
Intangibles	4	—
Other	3	—
Gross deferred tax assets	290	291
Valuation allowance	(219)	(255)
Deferred tax assets, net of valuation allowance	71	36

Deferred tax liabilities:

(In $ millions)	December 31, 2020	December 31, 2019
Property, plant and equipment	30	30
Unremitted Earnings of Subsidiaries	8	10
Deferred gain	34	—
Intangibles	—	4
Gross deferred tax liabilities	72	44
Net deferred tax liability	(1)	(8)

Schedule of changes in uncertain tax positions	The changes to our balance related to unrecognized tax benefits were as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Balance at the beginning of the period	89	132	61	55
Increases as a result of positions taken in prior periods	1	8	69	7
Increases as a result of positions taken during the current period	—	29	18	1
Decreases as a result of positions taken in prior periods	(4)	(34)	(9)	(2)
Decreases due to settlements	(1)	(46)	(7)	—
Decreases as a result of a lapse of the applicable statute of limitations	(3)	—	—	—
Balance at the end of the period	82	89	132	61

Summary of tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Angola	2015
Nigeria	2014
United States	2016
Norway	2016
Brazil	2008